UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2006




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA NEW YORK BOND FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING
MARCH 31, 2006

 [LOGO OF USAA]
    USAA(R)

                                  USAA NEW YORK
                                        BOND Fund

                                                 [GRAPHIC OF NEW YORK BOND FUND]

                           A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Distributions to Shareholders                                            16

    Report of Independent Registered Public Accounting Firm                  17

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                              38

DIRECTORS' AND OFFICERS' INFORMATION                                         40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       LOOKING AHEAD, THE QUESTION IS: HAVE
[PHOTO OF CHRISTOPHER W. CLAUS]     LONG-TERM RATES REACHED THEIR HIGH? THIS
                                    QUESTION IS DIFFICULT TO ANSWER WITH ANY
                                    CERTAINTY, BUT WE BELIEVE THEY ARE CLOSE.

                                                        "

                                                                      April 2006
--------------------------------------------------------------------------------

         For the last year and a half, we have been steadfast in our opinion that long-term interest rates would drift upward. Instead of a dramatic spike, we expected a gradual increase to 5%. In fact, that's how it has played out. The Federal Reserve Board (the Fed) was able to convince the bond market - which controls longer rates - that it could contain inflation successfully.

         The Fed has been aggressive in its determination to manage inflation, and has kept inflation under control by steadily raising short-term interest rates. From a historic low of 1.00% in June 2004, it increased the federal funds rate (the rate it charges banks for overnight loans) 15 times to 4.75% by the end of March 2006. And while we believe the Fed is close to pausing - or even ending - its rate hikes, we expect one or two more increases this year. Bond investors favor periods of low inflation, because over time inflation undermines the purchasing power of a fixed-income security.

         Looking ahead, the question is: Have long-term rates reached their high? This question is difficult to answer with any certainty, but we believe they are close. As the year progresses, investors may want to consider "lengthening" their fixed-income portfolios. We believe they may be able to improve their current yield by purchasing longer-term bonds, which could also offer more attractive risk-return characteristics.

         At USAA Investment Management Company, we will continue to pursue our threefold strategy. First, we will try to generate high

 . . . C O N T I N U E D
========================--------------------------------------------------------

         current income, which adds to long-term performance. Second, we will do our utmost to limit share-price volatility by positioning the portfolio at advantageous points along the yield curve. Finally, we will rely on our credit analysts to help us identify market opportunities and determine if their potential return would compensate shareholders for their level of risk.

         In this environment, investors should remain patient and allow their money to work for them. They can also use the power of compounding to make the most of rising yields by reinvesting the income they receive from their investments.

         Rest assured that your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax
         (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business. We appreciate the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]  CLIFFORD A. GLADSON, CFA
                                USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO MARCH 31, 2006?

                 Your tax-exempt USAA New York Bond Fund provided a total return of 4.18% versus an average of 3.53% for the 107 funds in the Lipper New York Municipal Debt Funds Average. This compares to a 3.81% return for the Lehman Brothers Municipal Bond Index and a 3.80% return for the Lipper New York
                 Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.23%, above the 3.78% of the Lipper category average.

WHAT WERE THE MARKET CONDITIONS?

                 The Federal Reserve Board (the Fed) has raised the federal funds rate 15 times since June 1, 2004 - from 1.0% to 4.75%. Eight of these 0.25% increases came during the one-year reporting period ended March 31, 2006.

                 While short-term yields rose 1.5% over the last 12 months, the yield on a 10-year AAA general obligation (GO) bond rose only 0.10%. The credit market, which sets longer rates, seems to believe the Fed can restrain inflation.

                 Overall credit quality remained stable as state and local governments continued to see a steady increase in tax revenues.

WHAT STRATEGIES DID YOU EMPLOY?

                 We continue to be selective in choosing longer-term issues, looking for bonds with coupons and structures that are less

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 interest-rate sensitive but can also contribute to the Fund's dividend yield.

                 To minimize the impact of an unanticipated credit event, we rely on diversification. The Fund's assets are diversified by revenue source, by coupon, and call as well as geographically throughout the state. USAA's team of seasoned analysts monitors all the issues we purchase, helping us mitigate the impact of any credit event. During the period, we slightly shortened the Fund's weighted average maturity to 14.26 years, and the portfolio duration (a measure of interest-rate volatility) was 5.28 years.

                 To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals.

WHAT ABOUT CONDITIONS IN THE STATE OF NEW YORK?

                 New York City continues to experience steady economic growth and increasing tax revenues. Although many areas in upstate New York have not fully participated in the economic recovery, the city has helped the state's overall financial standing. The state also appears likely to pass an on-time budget for the second time in a row. New York City's credit ratings have remained strong - Moody's Investors Service (A1), Standard & Poor's Ratings (A+), and Fitch Ratings (A+).

WHAT IS YOUR OUTLOOK?

                 In our opinion, the Fed will go on raising short-term interest rates until economic growth decelerates. Despite signs that the housing market is cooling, one or two more rate increases probably lie ahead. In fact, if history repeats itself, it's possible that the Fed may overshoot and slow the economy down too much.

                 Given that long-term rates are almost on top of short-term rates, the market seems to believe that the Fed can keep inflation between 2.0% and 2.5%. We plan to use any short-term spikes in interest rates to try to improve the tax-exempt dividend distribution yield of your Fund.

                 We appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA NEW YORK BOND FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 123 municipal New York long-term bond funds
                      for the period ending March 31, 2006:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                   10-YEAR
          * * * *                   * * * *                  * * * * *
      out of 123 funds          out of 106 funds          out of 86 funds

           The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics.
                   Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA NEW YORK BOND FUND

    [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]
          TOTAL RETURN          CONSISTENT RETURN          TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Tax Efficiency of 106 funds within the Lipper New York Municipal Debt Funds category for the overall period ending March 31, 2006. The Fund received a Lipper Leader rating for Total Return among 106, 91, and 64 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 91 AND 47 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 102 FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2006. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 106, 91, AND 64 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK BOND FUND (Ticker Symbol: USNYX)

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

------------------------------------------------------------------------------------------
                                                          3/31/06             3/31/05
------------------------------------------------------------------------------------------
Net Assets                                             $139.6 Million      $132.4 Million
Net Asset Value Per Share                                  $11.88              $11.89
Tax-Exempt Dividends Per Share Last 12 Months              $0.503              $0.525
Capital Gain Distributions Per Share Last 12 Months          -                   -

------------------------------------------------------------------------------------------
                                                           3/31/06             3/31/05
------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity               14.3 Years          15.3 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                 30-DAY SEC YIELD* AS OF 3/31/06
--------------------------------------------------------------------------------
         30-DAY SEC YIELD                       3.42%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2006

-------------------------------------------------------------------------------------
                      TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
-------------------------------------------------------------------------------------
10 YEARS                  5.98%        =          5.16%          +          0.82%
5 YEARS                   5.14%        =          4.63%          +          0.51%
1 YEAR                    4.18%        =          4.26%          +         (0.08%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2006

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

------------------------------------------------------------------------------
               TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
------------------------------------------------------------------------------
3/31/1997          5.89%               5.98%                    -0.09%
3/31/1998         12.24%               6.02%                     6.22%
3/31/1999          5.73%               5.39%                     0.34%
3/31/2000         -2.20%               5.26%                    -7.46%
3/31/2001         13.21%               5.89%                     7.32%
3/31/2002          3.10%               4.91%                    -1.81%
3/31/2003          9.83%               4.90%                     4.93%
3/31/2004          5.72%               4.63%                     1.09%
3/31/2005          3.03%               4.44%                    -1.41%
3/31/2006          4.18%               4.26%                    -0.08%
------------------------------------------------------------------------------

                                  [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
 TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA New York Bond Fund's Dividend Return on Page 9,

and assuming New York state tax rates of:         6.85%               7.25%               7.25%               7.70%
and assuming marginal federal tax rates of:      25.00%              28.00%              33.00%              35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                          DIVIDEND
 PERIOD                    RETURN
--------                  --------
10 Years                    5.16%                 7.39%               7.73%               8.30%               8.60%
5 Years                     4.63%                 6.63%               6.93%               7.45%               7.72%
1 Year                      4.26%                 6.10%               6.38%               6.86%               7.10%

To match the USAA New York Bond Fund's closing 30-day SEC Yield of 3.42%,

A FULLY TAXABLE INVESTMENT MUST PAY:              4.90%               5.12%               5.50%               5.70%
-------------------------------------------------------------------------------------------------------------------

Assuming the same marginal federal tax rates and

combined New York state and city tax rates of:   10.50%              11.30%              11.30%              12.15%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                          DIVIDEND
 PERIOD                    RETURN
--------                  --------
10 Years                    5.16%                 7.69%               8.08%               8.68%               9.04%
5 Years                     4.63%                 6.90%               7.25%               7.79%               8.11%
1 Year                      4.26%                 6.35%               6.67%               7.17%               7.46%

To match the USAA New York Bond Fund's closing 30-day SEC Yield of 3.42%,

A FULLY TAXABLE INVESTMENT MUST PAY:              5.09%               5.36%               5.75%               5.99%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    LEHMAN BROTHERS     LIPPER NEW YORK     LIPPER NEW YORK
                 USAA NEW YORK      MUNICIPAL BOND       MUNICIPAL DEBT      MUNICIPAL DEBT
                   BOND FUND            INDEX             FUNDS INDEX        FUNDS AVERAGE
                 -------------      --------------      ---------------     ---------------
03/31/96          $10,000.00          $10,000.00           $10,000.00          $10,000.00
04/30/96            9,978.46            9,971.64             9,957.90            9,957.33
05/31/96            9,972.15            9,967.84             9,958.51            9,957.68
06/30/96           10,091.54           10,076.48            10,063.31           10,060.64
07/31/96           10,180.45           10,167.64            10,158.55           10,159.73
08/31/96           10,145.28           10,165.36            10,136.15           10,135.92
09/30/96           10,327.66           10,307.43            10,300.54           10,296.42
10/31/96           10,443.54           10,423.92            10,403.07           10,396.20
11/30/96           10,624.58           10,614.85            10,586.60           10,582.39
12/31/96           10,581.37           10,570.03            10,537.10           10,530.66
01/31/97           10,593.36           10,590.04            10,532.82           10,526.57
02/28/97           10,711.43           10,687.28            10,630.97           10,619.73
03/31/97           10,588.54           10,544.71            10,493.13           10,485.58
04/30/97           10,697.92           10,633.09            10,585.61           10,576.96
05/31/97           10,874.18           10,793.13            10,742.36           10,739.19
06/30/97           10,985.99           10,908.10            10,852.02           10,847.62
07/31/97           11,283.10           11,210.21            11,187.50           11,185.91
08/31/97           11,183.80           11,105.12            11,055.90           11,056.78
09/30/97           11,328.83           11,236.80            11,183.65           11,183.85
10/31/97           11,441.21           11,309.23            11,250.68           11,250.29
11/30/97           11,520.25           11,375.83            11,312.50           11,314.07
12/31/97           11,706.81           11,541.70            11,503.13           11,492.42
01/31/98           11,807.84           11,660.72            11,611.86           11,606.95
02/28/98           11,860.24           11,664.26            11,610.40           11,605.32
03/31/98           11,884.36           11,674.64            11,616.78           11,609.99
04/30/98           11,814.69           11,621.97            11,527.46           11,517.72
05/31/98           12,038.82           11,805.82            11,732.41           11,724.86
06/30/98           12,105.67           11,852.42            11,784.90           11,769.79
07/31/98           12,138.20           11,882.04            11,804.29           11,787.36
08/31/98           12,316.81           12,065.64            12,002.77           11,984.90
09/30/98           12,474.90           12,216.06            12,152.28           12,137.22
10/31/98           12,421.80           12,215.81            12,105.64           12,089.61
11/30/98           12,466.73           12,258.61            12,145.97           12,131.80
12/31/98           12,488.79           12,289.50            12,169.07           12,157.07
01/31/99           12,613.84           12,435.62            12,303.34           12,289.72
02/28/99           12,549.57           12,381.42            12,231.38           12,223.29
03/31/99           12,565.04           12,398.39            12,234.45           12,219.92
04/30/99           12,597.67           12,429.29            12,267.30           12,249.30
05/31/99           12,506.01           12,357.37            12,164.80           12,150.27
06/30/99           12,316.05           12,179.59            11,956.45           11,945.00
07/31/99           12,314.40           12,223.91            11,968.09           11,958.98
08/31/99           12,163.05           12,125.91            11,810.22           11,800.24
09/30/99           12,119.04           12,130.97            11,767.25           11,753.89
10/31/99           11,883.83           11,999.54            11,564.70           11,556.51
11/30/99           11,954.62           12,127.18            11,683.57           11,680.57
12/31/99           11,854.71           12,036.77            11,565.95           11,565.42
01/31/00           11,788.72           11,984.35            11,475.23           11,476.84
02/29/00           11,993.03           12,123.63            11,647.56           11,650.74
03/31/00           12,288.95           12,388.51            11,924.54           11,935.48
04/30/00           12,217.82           12,315.33            11,831.62           11,844.69
05/31/00           12,142.74           12,251.26            11,752.57           11,757.19
06/30/00           12,510.54           12,575.91            12,080.66           12,083.35
07/31/00           12,729.70           12,750.89            12,255.77           12,257.26
08/31/00           12,938.25           12,947.40            12,445.61           12,444.82
09/30/00           12,831.05           12,880.04            12,364.38           12,362.46
10/31/00           13,019.69           13,020.59            12,503.39           12,498.93
11/30/00           13,148.30           13,119.10            12,603.78           12,596.38
12/31/00           13,616.02           13,443.24            12,971.96           12,963.94
01/31/01           13,678.23           13,576.44            13,060.55           13,049.36
02/28/01           13,760.39           13,619.49            13,106.28           13,092.56
03/31/01           13,912.27           13,741.55            13,226.81           13,211.68
04/30/01           13,672.22           13,592.65            13,068.91           13,045.65
05/31/01           13,839.35           13,739.02            13,215.70           13,190.64
06/30/01           13,979.99           13,830.94            13,321.95           13,299.40
07/31/01           14,235.02           14,035.81            13,523.21           13,501.29
08/31/01           14,475.77           14,267.01            13,758.19           13,737.09
09/30/01           14,344.03           14,219.15            13,618.37           13,586.25
10/31/01           14,479.53           14,388.57            13,768.08           13,725.40
11/30/01           14,380.45           14,267.27            13,638.52           13,593.91
12/31/01           14,212.96           14,132.29            13,490.17           13,446.11
01/31/02           14,469.00           14,377.42            13,725.45           13,673.41
02/28/02           14,665.42           14,550.64            13,911.27           13,858.11
03/31/02           14,345.97           14,265.50            13,641.05           13,595.46
04/30/02           14,578.93           14,544.31            13,873.60           13,821.90
05/31/02           14,651.42           14,632.69            13,948.05           13,896.59
06/30/02           14,806.60           14,787.41            14,078.68           14,024.46
07/31/02           15,005.12           14,977.59            14,262.98           14,205.29
08/31/02           15,208.01           15,157.64            14,440.80           14,375.29
09/30/02           15,609.68           15,489.63            14,765.71           14,698.97
10/31/02           15,254.59           15,232.85            14,460.09           14,385.01
11/30/02           15,146.06           15,169.54            14,377.20           14,316.13
12/31/02           15,568.61           15,489.63            14,707.29           14,639.16
01/31/03           15,498.67           15,450.38            14,614.40           14,543.58
02/28/03           15,767.00           15,666.39            14,843.57           14,766.23
03/31/03           15,756.89           15,675.76            14,811.91           14,735.79
04/30/03           15,961.26           15,779.34            14,929.84           14,848.54
05/31/03           16,340.66           16,148.80            15,288.35           15,197.84
06/30/03           16,145.02           16,080.18            15,196.10           15,106.48
07/31/03           15,483.93           15,517.49            14,650.71           14,567.22
08/31/03           15,720.59           15,633.22            14,782.89           14,706.30
09/30/03           16,155.90           16,092.84            15,200.49           15,107.43
10/31/03           16,085.49           16,011.80            15,155.18           15,066.82
11/30/03           16,304.95           16,178.69            15,319.51           15,231.13
12/31/03           16,435.92           16,312.65            15,435.70           15,339.86
01/31/04           16,469.84           16,406.09            15,485.04           15,398.44
02/29/04           16,748.50           16,653.00            15,727.46           15,637.78
03/31/04           16,658.52           16,595.01            15,629.78           15,533.59
04/30/04           16,254.73           16,201.99            15,256.24           15,169.69
05/31/04           16,202.00           16,143.23            15,207.21           15,117.08
06/30/04           16,264.64           16,201.99            15,251.55           15,160.63
07/31/04           16,511.17           16,415.21            15,445.25           15,353.20
08/31/04           16,823.32           16,744.16            15,730.52           15,630.09
09/30/04           16,940.59           16,833.05            15,809.88           15,705.40
10/31/04           17,100.56           16,977.90            15,923.40           15,820.21
11/30/04           16,921.07           16,837.86            15,787.18           15,681.68
12/31/04           17,214.34           17,043.48            15,986.53           15,880.24
01/31/05           17,414.77           17,202.77            16,130.27           16,024.19
02/28/05           17,332.74           17,145.54            16,087.56           15,984.04
03/31/05           17,163.38           17,037.41            15,973.30           15,866.36
04/30/05           17,500.50           17,306.09            16,216.89           16,102.02
05/31/05           17,660.76           17,428.40            16,341.00           16,218.77
06/30/05           17,765.11           17,536.53            16,447.36           16,322.54
07/31/05           17,680.41           17,457.27            16,376.56           16,256.50
08/31/05           17,887.94           17,633.52            16,542.84           16,412.97
09/30/05           17,718.25           17,514.76            16,420.27           16,291.86
10/31/05           17,584.24           17,408.40            16,308.41           16,182.03
11/30/05           17,661.00           17,491.96            16,366.17           16,234.84
12/31/05           17,860.67           17,642.39            16,515.95           16,382.73
01/31/06           17,889.39           17,689.99            16,560.79           16,423.02
02/28/06           18,042.04           17,808.76            16,701.97           16,565.92
03/31/06           17,884.06           17,685.94            16,580.02           16,450.47

                                       [END CHART]

                 DATA FROM 3/31/96 THROUGH 3/31/06.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                 o The Lipper New York Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

                 o The Lipper New York Municipal Debt Funds Average is an
                   average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                              LIPPER NEW YORK
                        USAA NEW YORK          MUNICIPAL DEBT
                          BOND FUND            FUNDS AVERAGE
                        -------------         ---------------
3/31/1997                   5.84%                  4.99%
3/31/1998                   5.42                   4.73
3/31/1999                   5.27                   4.47
3/31/2000                   5.61                   4.82
3/31/2001                   5.16                   4.52
3/31/2002                   4.97                   4.46
3/31/2003                   4.52                   4.19
3/31/2004                   4.46                   3.90
3/31/2005                   4.41                   3.88
3/31/2006                   4.23                   3.78

                      [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/97 TO 3/31/06.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
---------------------------------------------------

Escrowed Bonds                                28.9%

Education                                     11.9%

Water/Sewer Utility                           10.8%

Hospital                                       8.9%

Appropriated Debt                              6.6%

Health Miscellaneous                           4.9%

Nursing/CCRC                                   4.4%

Special Assessment/Tax/Fee                     4.4%

Multifamily Housing                            3.3%

Toll Roads                                     3.1%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-23.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                PORTFOLIO RATINGS MIX
                       3/31/06

          [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                     57.0%
AA                                                      21.0%
A                                                       14.0%
BBB                                                      7.0%
Securities with Short-Term Investment-Grade Ratings        1%

                         [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA NEW YORK BOND FUND

                 The Fund completed its fiscal year on March 31, 2006. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2006.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA NEW YORK BOND FUND:

We have audited the accompanying statement of assets and liabilities of the USAA New York Bond Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through March 31, 2002, were audited by other auditors whose report, dated May 3, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA New York Bond Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 11, 2006

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2006

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP      Certificate of Participation

         ETM      Escrowed to final maturity

         GO       General Obligation

         IDA      Industrial Development Authority/Agency

         MFH      Multifamily Housing

         MLO      Municipal Lease Obligation

         MTA      Metropolitan Transportation Authority

         PRE      Prerefunded to a date prior to maturity

         RB       Revenue Bond

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.0%)

             NEW YORK

  $ 1,000    Albany IDA Civic Facility RB, Series 2002A                                6.00%        7/01/2019     $  1,064
    1,000    Albany Parking Auth. RB, Series 2001A                                     5.63         7/15/2020        1,064
    1,500    Buffalo Municipal Water Finance Auth. RB,
               Series 1998A (PRE)(INS)                                                 5.00         7/01/2028        1,561
      985    Clarence IDA Civic Facility RB
               (Bristol Village Project)                                               6.00         1/20/2044        1,085
    2,200    Dormitory Auth. Court Facilities RB (MLO),
               Series 1999 (PRE)                                                       6.00         5/15/2039        2,412
             Dormitory Auth. RB,
    1,535      Montefiore Medical Center (INS)                                         5.00         2/01/2028        1,592
    1,000      Mortgage Hospital Special Surgery (INS)                                 4.50         8/15/2025          994
    2,000      Series 1998G (Northern General Hospital) (ETM)                          5.30         2/15/2019        2,151
    1,750      Series 1999 (Long Island Univ.) (INS)                                   5.13         9/01/2023        1,804
    3,000      Series 1999 (Pratt Institute) (INS)                                     6.00         7/01/2020        3,239
    1,000      Series 1999 (SUNY) (PRE)(INS)                                           5.75         5/15/2024        1,089
    2,500      Series 1999A (Catholic Health Services) (INS)                           5.50         7/01/2024        2,652
    1,750      Series 1999B (Univ. of Rochester) (PRE)                                 5.63         7/01/2024        1,869
    2,345      Series 2000A (City Univ. Systems) (PRE)(INS)                            5.13         7/01/2025        2,481
    1,000      Series 2000A (Columbia Univ.)                                           5.00         7/01/2025        1,039
    4,065      Series 2000A (Univ. of Rochester),
               6.05%, 7/01/2010 (PRE)(INS)                                             6.05(b)      7/01/2023        3,501
      400      Series 2001 (Augustana Lutheran Home) (INS)                             5.40         2/01/2031          423
    1,000      Series 2001 (D'Youville College) (INS)                                  5.25         7/01/2020        1,056
      500      Series 2001A (Winthrop Univ. Hospital) (INS)                            5.00         7/01/2021          519
    1,250      Series 2002 (Joachim & Ann Residence)
               (LOC - Allied Irish Banks plc)                                          5.25         7/01/2027        1,295
    2,470      Series 2002B (Columbia Univ.)                                           5.00         7/01/2022        2,582
    1,000      Series 2003 (Lutheran Medical Center) (INS)                             5.00         8/01/2031        1,033
    1,000      Series 2004A-1 (Albany Medical Center
               Hospital) (INS)                                                         5.00         8/15/2025        1,040
    1,140      Series 2005 (INS)                                                       5.00         7/01/2021        1,194
    3,500      Series 2005A (INS)                                                      5.00         7/01/2025        3,638
    1,000      Series 2005A (INS)                                                      5.00         3/15/2034        1,039
    2,000      Series 2005E (Mental Health Services)                                   5.00         2/15/2030        2,066
             Dormitory Auth. RB, Upstate Community
               Colleges,
      365      Series 1999A (PRE)                                                      5.00         7/01/2019          383
      635      Series 1999A                                                            5.00         7/01/2019          652

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 1,090    Dutchess County IDA Civic Facility RB,
               Series 2000                                                             5.75%        8/01/2030     $  1,168
             Environmental Facilities Corp. RB,
       65      Series 1990B                                                            7.50         3/15/2011           65
    2,000      Series 2001C                                                            5.00         6/15/2023        2,094
    1,000      Series 2004E                                                            5.00         6/15/2025        1,047
    1,655      Series 2005A                                                            4.75        11/15/2027        1,692
             Erie County GO,
    1,000      Series 2000C (PRE)(INS)                                                 5.50         7/01/2029        1,081
      600      Series 2001A (INS)                                                      4.88        10/01/2018          620
    1,000    Erie County IDA GO, Series 2003 (INS)                                     5.75         5/01/2021        1,095
      200    Grand Central District Management
               Association, Inc. RB, Series 2004                                       5.00         1/01/2022          207
             Housing Finance Agency MFH RB,
      740      Series 1992E (Secured Mortgage Program)                                 6.75         8/15/2025          740
    2,165      Series 1996A (Housing Project) (INS)                                    6.13        11/01/2020        2,213
    1,000    Jamestown, Public Improvement GO,
               Series 2006B (INS)                                                      4.00        11/15/2019          971
             Long Island Power Auth. RB,
    3,350      Series 1998A (PRE)                                                      5.25        12/01/2026        3,496
      750      Series 2003C                                                            5.50         9/01/2021          811
    3,000      Series 2004A (INS)                                                      5.00         9/01/2034        3,110
    2,395    Medical Care Facilities Finance Agency RB,
               Series 1995A (Secured Mortgage Program)                                 6.38        11/15/2019        2,444
    3,220    Monroe County IDA RB, Series 1998                                         5.20        12/20/2039        3,300
    3,000    MTA RB, Series 2005A (INS)                                                4.75        11/15/2028        3,054
    2,200    MTA State Service Contract RB,
               Series 2002A (INS)                                                      5.00         7/01/2025        2,285
             New York City GO,
    2,995      Series 1997I (PRE)                                                      6.25         4/15/2017        3,108
        5      Series 1997I                                                            6.25         4/15/2017            5
      890      Series 2000A (PRE)                                                      6.00         5/15/2020          978
      110      Series 2000A                                                            6.00         5/15/2020          119
    1,000      Series 2002D                                                            5.25         6/01/2022        1,052
             New York City Health and Hospital Corp. RB,
    1,000      Series 2002A (INS)                                                      5.00         2/15/2021        1,039
    1,000      Series 2003A (INS)                                                      5.25         2/15/2022        1,064
    1,600    New York City Housing Development Corp. RB,
               Series 2005A (Capital Funding Project) (INS)                            5.00         7/01/2025        1,665
             New York City IDA Civic Facility RB,
    2,420      Series 1997 (YMCA)                                                      5.80         8/01/2016        2,503

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 1,000      Series 2001 (Marymont School) (INS)                                     5.13%        9/01/2021     $  1,028
    1,000      Series 2003 (Roundabout Theatre) (INS)                                  5.00        10/01/2023        1,015
    1,285      Series 2004A-1 (Special Needs Facilities) (INS)                         5.05         7/01/2024        1,309
    3,000      Series 2005B-2 (Ethical Culture School) (INS)                           4.50         6/01/2035        2,921
    2,000    New York City IDA RB, Liberty IAC/InterActiveCorp                         5.00         9/01/2035        2,015
             New York City Municipal Water Finance Auth. RB,
   17,090      Series 1998D                                                            5.12(a)      6/15/2020        9,197
    1,000      Series 2004C                                                            5.00         6/15/2035        1,031
    3,650    New York City Transit Auth. MTA COP,
               Series 2000A (PRE)(INS)                                                 5.88         1/01/2030        3,966
             New York City Transitional Finance Auth. RB,
      800      Fiscal 2000 Series A (PRE)                                              5.75         8/15/2024          861
      930      Fiscal 2001 Series A (PRE)                                              5.38         2/15/2020          996
       70      Fiscal 2001 Series A                                                    5.38         2/15/2020           75
    2,500      Fiscal 2004 Series C                                                    5.00         2/01/2033        2,587
      130      Fiscal 2005 Series B                                                    5.00         5/01/2029          133
       60      Fiscal 2005 Series C (PRE)                                              5.00         5/01/2029           63
      440      Series 1999C (PRE)                                                      5.50         5/01/2025          468
      310      Series 1999C (PRE)                                                      5.00         5/01/2029          326
      555      Series 2005C (PRE)                                                      5.50         5/01/2025          590
             Niagara Falls City School District COP (MLO),
    3,300      Series 1998 (PRE)                                                       5.38         6/15/2028        3,454
    1,000      Series 2005 (INS)                                                       5.00         6/15/2028        1,036
             Thruway Auth. RB,
      500      Series 2002A (PRE)(INS)                                                 5.25         4/01/2016          540
    1,000      Series 2004A (INS)                                                      5.00         3/15/2024        1,046
    2,000    Tobacco Settlement Financing Corp. RB
               (State Appropriation Enhanced),
               Series 2003 A-1C                                                        5.50         6/01/2019        2,162
      150    Triborough Bridge and Tunnel Auth. RB,
               Series 2001A                                                            5.00         1/01/2032          154
    3,450    Ulster County Civic Facility IDA RB,
               Series 1999 (LOC - Manufacturers &
               Traders Trust Co.)                                                      5.65        11/15/2024        3,579
      680    Ulster County Resource Recovery Agency RB,
               Series 2002 (INS)                                                       5.25         3/01/2018          721
             Urban Development Corp. RB,
    1,300      Series 2000D (PRE)(INS)                                                 5.25         1/01/2030        1,390

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 1,270      Series 2002A (PRE)                                                      5.38%        3/15/2020     $  1,379
    2,000      Series 2002C-1 (PRE)                                                    5.00         3/15/2028        2,139
    1,000    Warren & Washington Counties IDA RB,
               Series 2003A (INS)                                                      5.00        12/01/2027        1,036
                                                                                                                  --------
             Total fixed-rate instruments (cost: $130,337)                                                         136,760
                                                                                                                  --------
             VARIABLE-RATE DEMAND NOTES (1.0%)

             NEW YORK
    1,400    Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
               (LOC - Landesbank
               Hessen-Thuringen) (cost: $1,400)                                        3.20         7/01/2023        1,400
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $131,737)                                                                   $138,160
                                                                                                                  ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of nvestments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2006

ASSETS

   Investments in securities, at market value
      (identified cost of $131,737)                                      $138,160
   Cash                                                                        53
   Receivables:
      Capital shares sold                                                      44
      Interest                                                              1,623
      USAA Transfer Agency Company (Note 5C)                                   15
                                                                         --------
         Total assets                                                     139,895
                                                                         --------
LIABILITIES

   Payables:
      Capital shares redeemed                                                  79
      Dividends on capital shares                                             146
   Accrued management fees                                                     48
   Other accrued expenses and payables                                         17
                                                                         --------
         Total liabilities                                                    290
                                                                         --------
            Net assets applicable to capital shares outstanding          $139,605
                                                                         ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                       $133,359
   Accumulated net realized loss on investments                              (177)
   Net unrealized appreciation of investments                               6,423
                                                                         --------
            Net assets applicable to capital shares outstanding          $139,605
                                                                         ========
   Capital shares outstanding                                              11,747
                                                                         ========
   Authorized shares of $.01 par value                                    100,000
                                                                         ========
   Net asset value, redemption price, and offering price per share       $  11.88
                                                                         ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK BOND FUND
YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME

  Interest income                                                   $6,696
                                                                    ------
EXPENSES

  Management fees                                                      571
  Administration and servicing fees                                    206
  Transfer agent's fees                                                 56
  Custody and accounting fees                                           53
  Postage                                                                3
  Shareholder reporting fees                                             3
  Directors' fees                                                       10
  Professional fees                                                     39
  Other                                                                  6
                                                                    ------
     Total expenses                                                    947
  Expenses paid indirectly                                              (4)
                                                                    ------
     Net expenses                                                      943
                                                                    ------
NET INVESTMENT INCOME                                                5,753
                                                                    ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain:
     Unaffiliated transactions                                         145
     Affiliated transactions (Note 7)                                  127
  Change in net unrealized appreciation/depreciation                  (474)
                                                                    ------
     Net realized and unrealized loss                                 (202)
                                                                    ------
  Increase in net assets resulting from operations                  $5,551
                                                                    ======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK BOND FUND
YEARS ENDED MARCH 31,

                                                            2006           2005
                                                        -----------------------
FROM OPERATIONS

  Net investment income                                 $  5,753       $  5,651
  Net realized gain on investments                           272            439
  Change in net unrealized appreciation/depreciation
     of investments                                         (474)        (2,398)
                                                        -----------------------
     Increase in net assets resulting from operations      5,551          3,692
                                                        -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                   (5,753)        (5,651)
                                                        -----------------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                               17,629         16,408
  Dividend reinvestments                                   4,114          4,027
  Cost of shares redeemed                                (14,332)       (16,837)
                                                        -----------------------
     Increase in net assets from
       capital share transactions                          7,411          3,598
     Capital contribution from USAA Transfer
       Agency Company (Note 5C)                               15              -
                                                        -----------------------
  Net increase in net assets                               7,224          1,639

NET ASSETS

  Beginning of period                                    132,381        130,742
                                                        -----------------------
  End of period                                         $139,605       $132,381
                                                        =======================
CHANGE IN SHARES OUTSTANDING

  Shares sold                                              1,468          1,373
  Shares issued for dividends reinvested                     342            338
  Shares redeemed                                         (1,193)        (1,423)
                                                        -----------------------
     Increase in shares outstanding                          617            288
                                                        =======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

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           to FINANCIAL Statements

USAA NEW YORK BOND FUND
MARCH 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

         A. SECURITY VALUATION - The value of each security is determined
            (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

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           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

               their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

         C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).
            Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for

30

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           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

            short-term securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

         D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of March 31, 2006.

         E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $4,000.

         F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

            these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

         G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

      The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

      The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

      For the year ended March 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2006.

32

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           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

      The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

      The tax character of distributions paid during the years ended March 31, 2006, and 2005, was as follows:

                                                     2006            2005
                                                  --------------------------
      Tax-exempt income                           $5,753,000      $5,651,000

      As of March 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income                         $  146,000
      Accumulated capital losses                                (174,000)
      Unrealized appreciation                                  6,420,000

      The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

      Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended March 31, 2006, the Fund utilized capital loss carryovers of $273,000 to offset capital gains. At March 31, 2006, the Fund had capital loss carryovers of $174,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2010, as shown on the next page. It is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

      unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                        CAPITAL LOSS CARRYOVERS
                --------------------------------------
                EXPIRES                        BALANCE
                -------                        -------
                 2009                         $ 89,000
                 2010                           85,000
                                               -------
                              Total           $174,000
                                               =======

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

      Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2006, were $18,528,000 and $11,141,000, respectively.

      As of March 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $131,740,000.

      Gross unrealized appreciation and depreciation of investments as of March 31, 2006, for federal income tax purposes, were $6,644,000 and $224,000, respectively, resulting in net unrealized appreciation of $6,420,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is comprised of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

               as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2006, the Fund's effective annualized base fee was 0.37% of the Fund's average net assets for the same period.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper New York Municipal

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

               Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended March 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $571,000, which included a performance adjustment of $65,000 that increased the base management fee of 0.37% by 0.05%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $206,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2006, the Fund reimbursed the Manager $9,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
               USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $56,000. Additionally, the Fund recorded a receivable from SAS of $15,000 at March 31, 2006, for adjustments related to corrections to shareholder transactions.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

      Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

      During the year ended March 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                              NET REALIZED
                                                                  COST TO         GAIN
              SELLER                      PURCHASER              PURCHASER     TO SELLER
      ------------------------------------------------------------------------------------
      USAA New York Bond Fund      USAA Long-Term Fund           $2,120,000     $89,000
      USAA New York Bond Fund      USAA Intermediate-Term Fund    1,080,000      38,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                 YEAR ENDED MARCH 31,
                                                      ------------------------------------------------------------------------
                                                          2006            2005           2004            2003             2002
                                                      ------------------------------------------------------------------------
Net asset value at beginning of period                $  11.89         $ 12.06       $  11.93        $  11.37         $  11.58
                                                      ------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                                  .50             .52            .54             .54              .57
    Net realized and unrealized gain (loss)               (.01)           (.17)           .13             .56             (.21)
                                                      ------------------------------------------------------------------------
Total from investment operations                           .49             .35            .67            1.10              .36
                                                      ------------------------------------------------------------------------
Less distributions:
    From net investment income                            (.50)           (.52)          (.54)           (.54)            (.57)
                                                      ------------------------------------------------------------------------
Net asset value at end of period                      $  11.88        $  11.89       $  12.06        $  11.93         $  11.37
                                                      ========================================================================
Total return (%)*                                         4.17            3.03           5.72            9.83             3.10
Net assets at end of period (000)                     $139,605        $132,381       $130,742        $128,765         $114,711
Ratio of expenses to average
    net assets (%)**(b)                                    .69             .70            .69             .68              .61(a)

Ratio of expenses to average net assets,
    excluding reimbursements (%)**(b)                        -               -              -               -              .61
Ratio of net investment
    income to average net assets (%)**                    4.18            4.41           4.48            4.59             4.89
Portfolio turnover (%)                                    8.25           12.96           7.94           12.03             9.41

  * Assumes reinvestment of all net investment income distributions during the period. Includes adjustments in accordance with
    U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended March 31, 2006, average net assets were $137,503,000.
(a) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                          (.00%)(+)       (.00%)(+)      (.00%)(+)       (.00%)(+)        (.02%)
    (+) Represents less than 0.01% of average net assets.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA NEW YORK BOND FUND
MARCH 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2005, through March 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2006

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                   BEGINNING            ENDING          DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE     OCTOBER 1, 2005 -
                                OCTOBER 1, 2005      MARCH 31, 2006     MARCH 31, 2006
                                --------------------------------------------------------
         Actual                    $1,000.00           $1,009.40             $3.44

         Hypothetical
           (5% return before        1,000.00            1,021.50              3.47
           expenses)

         *Expenses are equal to the Fund's annualized expense ratio of 0.69%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.94% for the six-month period of October 1, 2005, through March 31, 2006.

40

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio,
              TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

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                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank & Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40864-0506                                  (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc. Dr. Starks resigned from the Board of Directors effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2006 and 2005 were $174,520 and $183,221, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance         TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2006     $38,880             $12,677           $1,573          $ 53,130
FYE 3-31-2005     $36,000             $12,107           $    0          $ 48,107
--------------------------------------------------------------------------------
TOTAL             $74,880             $24,784           $1,573          $101,237
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2006 and 2005 were $165,130 and $91,107, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 4, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 8, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 7, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.